Provisions for Retirement Benefit Obligations - Net provision (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions for Retirement Benefit Obligations
Retirement benefit obligations	€ 1,234	€ 1,429	€ 1,385
Obligation	€ 1,234	€ 1,429	€ 1,385	€ 1,127
Increase in discount rate (as a percent)		2.70%
Increase in discount rate		€ 383,000